Document and Entity Information	21 Months Ended
Nov. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 30, 2012
Trading Symbol	ppi
Entity Registrant Name	PASSPORT POTASH INC
Entity Central Index Key	0001508128
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY